NYSE Euronext

Edwin Mecabe
Managing Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

CERTNYS
001-10086

March 31, 2011

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Vodafone Group Plc, $600,000,000 2.875% Notes due March 2016, and $500,000,000 4.375% Notes due March 2021, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on March 25, 2011. Tentative listing date – April 1, 2011.